North Star Micro Cap Fund
North Star Micro Cap Fund
Investment Objective.
The investment objective of the North Star Micro Cap Fund is capital appreciation and, secondarily, to derive income from short term liquid securities .
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 13 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees North Star Micro Cap Fund	North Star Micro Cap Fund Class A Shares		North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	Class A shares do not have a contingent deferred sales charge (CDSC) except that up to a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses North Star Micro Cap Fund		North Star Micro Cap Fund Class A Shares	North Star Micro Cap Fund Class I Shares	North Star Micro Cap Fund Class R Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.50%	none	0.25%
Other Expenses	[1]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		1.91%	1.41%	1.66%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example North Star Micro Cap Fund (USD $)	One Year	Three Years
North Star Micro Cap Fund Class A Shares	758	1,141
North Star Micro Cap Fund Class I Shares	144	446
North Star Micro Cap Fund Class R Shares	169	523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective of capital appreciation by investing at least 80% of the Fund’s net assets in micro-cap companies. For purposes of this investment strategy, the Fund considers micro-cap companies as companies with market capitalizations under $500 million at the time of purchase.

The Fund generally invests between 80-100% of the Fund’s assets in equity securities of U.S. companies that the Adviser believes are currently undervalued and have the potential for capital appreciation. The equity securities bought by the Fund will typically be purchased at a low price relative to book value. The Fund invests primarily in common stocks. A stock price is undervalued, or is a “value,” when it trades at less than the price at which the Adviser believes it would trade if the market reflected all factors relating to the company’s worth.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

• Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

• Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund is the successor to the Kuby Gottlieb Special Value Fund, L.P. (the “Predecessor Micro Cap Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Micro Cap Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Micro Cap Fund prior to the commencement of the Fund’s operations. The Predecessor Micro Cap Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Micro Cap Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Micro Cap Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.nsinvestfunds.com or by calling the Fund toll-free at 1-855-580-0900.

Class I Shares Calendar Year Returns as of December 31,	[1]

The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2013 was -9.84%. During the period shown in the bar chart, the best performance for a quarter was 26.46% (for the quarter ended June 30, 2009). The worst performance was -24.24% (for the quarter ended December 31, 2008).

Average Annual Total Returns For the Periods Ended December 31, 2012	[2]
Average Annual Total Returns North Star Micro Cap Fund	Label	One Year	Five Years	Ten Years
North Star Micro Cap Fund Class I Shares	Return Before Taxes	12.15%	3.84%	10.29%
North Star Micro Cap Fund Class I Shares Return After Taxes on Distributions		12.15%	3.84%	10.29%
North Star Micro Cap Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares		7.90%	3.30%	9.21%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)		16.35%	3.56%	9.72%

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

North Star Dividend Fund
North Star Dividend Fund
Investment Objective.
The primary investment objective of the North Star Dividend Fund is to generate dividend income and the secondary objective is to seek capital appreciation.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $100,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 13 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees North Star Dividend Fund	North Star Dividend Fund Class A Shares		North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load)	1.00%	[1]	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%		2.00%	2.00%
[1]	Class A shares do not have a contingent deferred sales charge (CDSC) except that up to a 1.00% charge applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses North Star Dividend Fund		North Star Dividend Fund Class A Shares	North Star Dividend Fund Class I Shares	North Star Dividend Fund Class R Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.50%	none	0.25%
Other Expenses	[1]	0.41%	0.41%	0.41%
Total Annual Fund Operating Expenses		1.91%	1.41%	1.66%
[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example North Star Dividend Fund (USD $)	One Year	Three Years
North Star Dividend Fund Class A Shares	758	1,141
North Star Dividend Fund Class I Shares	144	446
North Star Dividend Fund Class R Shares	169	523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies.

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of the Fund’s net assets in a diversified portfolio of dividend paying securities. The Fund will invest in companies with market capitalizations under $1 billion.

In general, the Fund intends to invest within a potentially wide range of net exposures of companies that pay dividends, meaning that normally it expects to invest approximately 80% to 100% of its net assets in net long positions in securities that the Adviser deems to be under-priced. Target position sizes will range from 1% to 5% of the Fund’s net assets. The Fund’s “dividend” strategy consists, to a significant degree, of seeking companies with market capitalizations of less than $1 billion that pay dividends, have a history of paying dividends and increasing dividends, high free cash flow and attractive enterprise value relative to Earnings Before Interest Tax Depreciation and Amortization (“EBITDA”).

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

• Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

• Value Style Investing Risk. The Adviser follows an investing style that favors value investments. The value investing style may over time go in and out of favor. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.

• Smaller Capitalization Risk: Smaller capitalization companies may have a narrower geographic and product/service focus and be less well known to the investment community, resulting in more volatile share prices and a lack of market liquidity.

• Mid-Capitalization Company Risk: The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns through December 31, 2012 compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund is the successor to the North Star Dividend Fund, L.P. (the “Predecessor Dividend Fund”), which transferred its assets to the Fund in connection with the Fund’s commencement of operations. The Predecessor Dividend Fund was managed by the same adviser who currently manages the Fund, and had substantially similar investment objectives and strategies to those of the Fund. The performance includes the performance of the Predecessor Dividend Fund prior to the commencement of the Fund’s operations. The Predecessor Dividend Fund’s performance has been adjusted to reflect the annual deduction of fees and expenses applicable to the Class I Shares. The Predecessor Dividend Fund was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore was not subject to certain investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”). If the Predecessor Dividend Fund had been registered under the 1940 Act, its performance may have been different. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.nsinvestfunds.com or by calling the Fund toll-free at 1- 855-580-0900.

Class I Shares Calendar Year Returns as of December 31,	[1]

The calendar year-to-date return for the Fund’s Class I shares as of March 31, 2013 was -8.02%. During the period shown in the bar chart, the best performance for a quarter was 10.68% (for the quarter ended December 31, 2011). The worst performance was -11.81% (for the quarter ended September 30, 2011).

Average Annual Total Returns For the Periods Ended December 31, 2012	[3]
Average Annual Total Returns North Star Dividend Fund	Label	One Year	Since Inception	Inception Date
North Star Dividend Fund Class I Shares	Return Before Taxes	13.86%	14.60%	Feb. 01, 2010	[1]
North Star Dividend Fund Class I Shares Return After Taxes on Distributions		13.86%	14.60%	Feb. 01, 2010	[1]
North Star Dividend Fund Class I Shares Return After Taxes on Distributions and Sale of Fund Shares		9.01%	12.63%	Feb. 01, 2010	[1]
Russell 2000 Total Index (reflects no deduction for fees, expenses or taxes)		16.35%	13.63%
[1]	Inception date of Predecessor Dividend Fund.

After tax returns depend on an investor’s tax situation and may differ from those shown. After tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown may not be relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions) but assumes that Fund shares are still held at the end of the period.

[1]	The returns shown in the bar chart are for Class I shares. The performance of Class A shares will differ due to differences in expenses and sales load charges.
[2]	This performance information reflects the performance of the Predecessor Micro Cap Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Class I Shares only. The returns for Class A shares and Class R shares offered by the Fund will differ from Class I Share returns.
[3]	This performance information reflects the performance of the Predecessor Dividend Fund and does not reflect any taxes that you may pay as a result of any distributions or sale of shares of the Fund. The returns shown in the table are for Class I Shares only. The returns for Class A shares offered by the Fund will differ from Class I Share returns.